TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Mar-13 Page 1 of 3

Payment Determination Statement Number	30
Distribution Date	08-Mar-13
Record Date	07-Mar-13

Dates Covered	From and	To and Including
Collections Period	01-Feb-13	28-Feb-13
Accrual Period	08-Feb-13	07-Mar-13
30/360 Days	30
Actual/360 Days	28

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance—Beginning of Period	54,537	$265,932,005.64
Collections of Installment Principal		20,629,586.71
Collections Attributable to Full Payoffs		7,505,946.62
Principal Amount of Repurchases		12,065.55
Principal Amount of Gross Losses		921,741.05
Pool Balance—End of Period(EOP)	51,236	$236,862,665.71

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		11.27%

Ending Overcollateralization(O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		179.686%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$46,863.31	Trigger	Compliance?
Net Credit Loss Percentage		1.657%	8.00%	Yes
Cumulative Net Credit Losses		$34,815,672.82
Cumulative Recovery Ratio		52.711%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$8,565,432.37	3.616%	1,605
61-90 Days Delinquent		966,968.48	0.408%	154
91-120 Days Delinquent		203,474.61	0.086%	27
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		511,922.47	0.216%	62
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$1,682,365.56
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.85916%

		Current Month	Prior Month

Weighted Average A.P.R.		7.549%	7.552%
Weighted Average Remaining Term (months)		14.28	14.90
Weighted Average Seasoning (months)		57.05	56.25

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Mar-13 Page 2 of 3

Cash Sources
Collections of Installment Principal	$20,629,586.71
Collections Attributable to Full Payoffs	7,505,946.62
Principal Amount of Repurchases	12,065.55
Recoveries on Loss Accounts	874,877.74
Collections of Interest	1,652,684.10
Investment Earnings	0.74
Reserve Account Draw	0.00

Total Sources	$30,675,161.46

Cash Uses
Servicer Fee	$221,610.00
Backup Servicer Fee	2,500.00
A Note Interest	0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	0.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	86,076.63
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	29,069,339.93
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	975,185.83

Total Cash Uses	$30,675,161.46

Administrative Payment
Total Principal and Interest Sources	$30,675,161.46
Investment Earnings in Trust Account	(0.74)
Daily Collections Remitted	(30,675,160.72)
Reserve Account Draw	0.00
Servicer Fee	(221,610.00)
Distribution to Class E Noteholders	(975,185.83)

Payment Due to/(from) Trust Account	($1,196,795.83)

O/C Release (Prospectus pg S42)
Pool Balance	$236,862,665.71

Total Securities	$131,820,639.94

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$975,185.83

Current Net Credit Loss Percentage	1.657%

If Net Credit Loss Percentage is	Required O/C
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Mar-13 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class B 82,983,000.00 @ 1.65%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class C 80,882,000.00 @ 2.00%	51,645,979.87	22,576,639.94	279.1305846	29,069,339.93	359.4043165	86,076.63	1.0642248
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$160,889,979.87	$131,820,639.94		$29,069,339.93		$406,525.70

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 05-Mar-13

(248) 427-2557                         Date